SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund (SLGAX)
Large Cap Value Fund (TRMVX)
Large Cap Growth Fund (SELCX)
Tax-Managed Large Cap Fund (TMLCX)
S&P 500 Index Fund (SSPIX)
Small Cap Fund (SLLAX)
Small Cap Value Fund (SESVX)
Small Cap Growth Fund (SSCGX)
Tax-Managed Small Cap Fund (STMSX)
Mid-Cap Fund (SEMCX)
U.S. Managed Volatility Fund (SVOAX)
Global Managed Volatility Fund (SVTAX)
Tax-Managed Managed Volatility Fund (TMMAX)
Real Estate Fund (SETAX)
Enhanced Income Fund (SEEAX)
Core Fixed Income Fund (TRLVX)
U.S. Fixed Income Fund (SUFAX)
High Yield Bond Fund (SHYAX)
Real Return Fund (SRAAX)

Supplement Dated August 12, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Large Cap, Large Cap Value, Large Cap Growth, and Tax-Managed Large Cap Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the Large Cap, Large Cap Value, Large Cap Growth, and Tax-Managed Large Cap Funds.

Notification of Change in Fees and Expenses of the S&P 500 Index Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

There are no other changes in the Fund Summary section of the S&P 500 Index Fund.

Notification of Change in Fees and Expenses of the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, and High Yield Bond Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary sections of the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, and High Yield Bond Funds.

Notification of Change in Fees and Expenses of the Mid-Cap and Enhanced Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary sections of the Mid-Cap and Enhanced Income Funds.

Notification of Change in Fees and Expenses of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

Notification of Change in Fees and Expenses of the Global Managed Volatility Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary section of the Global Managed Volatility Fund.

Notification of Change in Fees and Expenses of the Real Estate Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary section of the Real Estate Fund.

Notification of Change in Fees and Expenses of the Core Fixed Income and U.S. Fixed Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

There are no other changes in the Fund Summary sections of the Core Fixed Income and U.S. Fixed Income Funds.

Notification of Change in Fees and Expenses of the Real Return Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary section of the Real Return Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-673 (8/10)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund (SMSAX)

Supplement Dated August 12, 2010
to the Class A Shares Prospectus Dated March 1, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Multi-Strategy Alternative Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary section of the Multi-Strategy Alternative Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-674 (8/10)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund (TRQIX)

Supplement Dated August 12, 2010
to the Class E Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the S&P 500 Index Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class E Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

There are no other changes in the Fund Summary section of the S&P 500 Index Fund.

In the Purchasing and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

The Fund charges a redemption fee on a redemption or series of redemptions from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-675 (8/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund

Supplement Dated August 12, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Large Cap, Large Cap Value, Large Cap Growth, and Tax-Managed Large Cap Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the Large Cap, Large Cap Value, Large Cap Growth, and Tax-Managed Large Cap Funds.

Notification of Change in Fees and Expenses of the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, and High Yield Bond Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary sections of the Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, and High Yield Bond Funds.

Notification of Change in Fees and Expenses of the Mid-Cap and Enhanced Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary sections of the Mid-Cap and Enhanced Income Funds.

Notification of Change in Fees and Expenses of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds.

Notification of Change in Fees and Expenses of the Global Managed Volatility Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary section of the Global Managed Volatility Fund.

Notification of Change in Fees and Expenses of the Real Estate Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary section of the Real Estate Fund.

Notification of Change in Fees and Expenses of the Core Fixed Income and U.S. Fixed Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

There are no other changes in the Fund Summary sections of the Core Fixed Income and U.S. Fixed Income Funds.

Notification of Change in Fees and Expenses of the Real Return Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary section of the Real Return Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-676 (8/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund (SEUIX)
Large Cap Growth Fund (SPGIX)
S&P 500 Index Fund (SPIIX)
Small Cap Fund
Small Cap Value Fund (SMVIX)
Small Cap Growth Fund (SPWIX)
Mid-Cap Fund (SIPIX)
U.S. Managed Volatility Fund (SEVIX)
Global Managed Volatility Fund (SGMIX)
Real Estate Fund (SEIRX)
Enhanced Income Fund (SEIIX)
Core Fixed Income Fund (SCXIX)
U.S. Fixed Income Fund (SUFIX)
High Yield Bond Fund (SEIYX)
Real Return Fund (SSRIX)

Supplement Dated August 12, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Large Cap, Large Cap Value, and Large Cap Growth Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary sections of the Large Cap, Large Cap Value, and Large Cap Growth Funds.

Notification of Change in Fees and Expenses of the S&P 500 Index Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

There are no other changes in the Fund Summary section of the S&P 500 Index Fund.

Notification of Change in Fees and Expenses of the Small Cap, Small Cap Value, Small Cap Growth, and High Yield Bond Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary sections of the Small Cap, Small Cap Value, Small Cap Growth, and High Yield Bond Funds.

Notification of Change in Fees and Expenses of the Mid-Cap and Enhanced Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary sections of the Mid-Cap and Enhanced Income Funds.

Notification of Change in Fees and Expenses of the U.S. Managed Volatility Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the U.S. Managed Volatility Fund.

Notification of Change in Fees and Expenses of the Global Managed Volatility Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

There are no other changes in the Fund Summary section of the Global Managed Volatility Fund.

Notification of Change in Fees and Expenses of the Real Estate Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

There are no other changes in the Fund Summary section of the Real Estate Fund.

Notification of Change in Fees and Expenses of the Core Fixed Income and U.S. Fixed Income Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

There are no other changes in the Fund Summary sections of the Core Fixed Income and U.S. Fixed Income Funds.

Notification of Change in Fees and Expenses of the Real Return Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary section of the Real Return Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-677 (8/10)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated August 12, 2010
to the Class Y Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Tax-Managed Large Cap Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class Y Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the Tax-Managed Large Cap Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-678 (8/10)